Note 55 - Other Information - Profit Attributable By Operating Segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		€ 3,519	€ 3,475	€ 2,642
Non Assigned Income		0	0	0
Elimination Of Interim Income (between Segments)		0	0	0
Other Gains (Losses)		1,243	1,218	686
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(2,169)	(1,699)	(1,274)
OPERATING PROFIT BEFORE TAX		6,931	6,392	4,603
Banking Activity in Spain [Member]
Profit Attributable By Operating Segments
Non Assigned Income		1,381	912	1,085
Non Core Real estate in Spain [Member]
Profit Attributable By Operating Segments
Non Assigned Income		(501)	(595)	(496)
United States [Member]
Profit Attributable By Operating Segments
Non Assigned Income		511	459	517
Mexico [Member]
Profit Attributable By Operating Segments
Non Assigned Income		2,162	1,980	2,094
Turkey [Member]
Profit Attributable By Operating Segments
Non Assigned Income		826	599	371
South America [Member]
Profit Attributable By Operating Segments
Non Assigned Income		861	771	905
Rest Of Eurasia [Member]
Profit Attributable By Operating Segments
Non Assigned Income		125	151	75
Corporate Center and other adjustments [Member]
Profit Attributable By Operating Segments
Non Assigned Income		(1,844)	(801)	(1,910)
Subtotal [Member]
Profit Attributable By Operating Segments
Non Assigned Income		5,363	4,276	4,551
Total assets BBVA Group [Member]
Profit Attributable By Operating Segments
Non Assigned Income		0	0	0
Elimination Of Interim Income (between Segments)		0	0	0
Other Gains (Losses)	[1]	1,243	1,218	686
OPERATING PROFIT BEFORE TAX		€ 6,931	€ 6,392	€ 4,603

[1]	(*) Profit attributable to non-controlling interests.